DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - Jun. 30, 2024 € in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions	USD ($)	EUR (€)	GBP (£)	SEK (kr)	CAD ($)	CLP ($)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 40.4	€ 215.1	£ 10.3	kr 86.1	$ 17.7	$ 12,100.0
Interest rate swap contracts:
Derivative [Line Items]
Notional amount	$ 700.0